Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net income	$ 90,194	$ 370,510
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation (Note 5)	70,075	77,469
Amortization of debt (loans & leases) issuance costs (Note 8)	1,990	2,641
Amortization of operating lease right-of-use assets (Note 6)	5,465	0
Gain/(Loss) on debt extinguishment, net (Note 8)	888	(129)
Impairment loss (Note 5)	7,700	(0)
Loss / (gain) on sale of vessels (Note 6)	34	0
Loss on bad debt	300	(0)
Share-based compensation (Note 11)	6,360	11,480
Gain from insurance proceeds relating to vessel total loss (Note 5)	(28,163)	0
Loss on write-down of inventory	4,743	(0)
Change in fair value of forward freight derivatives and bunker swaps (Note 13)	3,065	877
Other non-cash charges	76	(321)
Gain on hull and machinery claims	(200)	0
Equity in income / (loss) of investee (Note 3)	(33)	10
(Increase)/Decrease in:
Trade accounts receivable	23,292	(12,371)
Inventories	(2,734)	(22,586)
Prepaid expenses and other receivables	(12,774)	1,937
Derivatives asset	2,057	(753)
Due from related parties	39	(911)
Due from managers	31	9,404
Increase/(Decrease) in:
Accounts payable	4,694	11,388
Operating lease liability (Note 6)	(5,465)	0
Due to related parties	474	1,758
Accrued liabilities	(532)	3,859
Due to managers	7,340	11,533
Deferred revenue	1,154	3,292
Net cash provided by / (used in) Operating Activities	180,070	469,087
Cash Flows from Investing Activities:
Vessel upgrades and other fixed assets	(8,764)	(12,368)
Cash proceeds from vessel sales (Note 5)	32,448	0
Cash proceeds from vessel total loss (Note 5)	55,000	0
Treasury bills	0	(35,226)
Hull and machinery insurance proceeds	558	1,735
Net cash provided by / (used in) Investing Activities	79,242	(45,859)
Cash Flows from Financing Activities:
Proceeds from bank loans, leases and notes (Note 8)	77,000	100,000
Loan and lease prepayments and repayments	(208,967)	(267,351)
Financing and debt extinguishment fees paid	(930)	(3,044)
Dividends paid (Note 9)	(98,196)	(375,251)
Proceeds from issuance of common stock	0	19,792
Offering expenses paid	(55)	(207)
Repurchase of common shares (Note 9)	(13,056)	(20,068)
Net cash provided by / (used in) Financing Activities	(244,204)	(546,129)
Net increase/(decrease) in cash and cash equivalents and restricted cash	15,108	(122,901)
Cash and cash equivalents and restricted cash at beginning of period	286,344	473,271
Cash and cash equivalents and restricted cash at end of period	301,452	350,370
Cash paid during the period for:
Interest	28,033	22,784
Non-cash investing and financing activities:
Vessel upgrades	3,422	1,520
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	285,248	335,774
Restricted cash, current (Note 8)	14,183	12,575
Restricted cash, non-current (Note 8)	2,021	2,021
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 301,452	$ 350,370